Dividends on ordinary shares and preference shares - Dividends on ordinary shares and preference shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Dividends1 [Abstract]
Ordinary shares	£ 1,195	£ 930	£ 852
Preference shares	18	£ 20	21
Total	£ 1,213		£ 873